Notes to consolidated statement of profit and loss and other comprehensive income - Income tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to consolidated statement of profit and loss and other comprehensive income
Loss before taxes	€ (27,479)	€ (21,374)	€ (15,312)
Income tax calculated at 25%	(6,870)	(5,344)	(3,828)
Effect of expenses that are not deductible in determining taxable results	(1,141)	(755)	(568)
Effect of stock issue expenses that are not deductible in determining taxable results	(5,754)	(462)
Effect of concessions (R&D incentives and grants)	(453)	(463)	(759)
Effect of different tax rates in jurisdictions in which the company operates	(517)	(180)	(122)
Deferred tax asset other than loss carryforwards not recognized	(4,363)
Other	(9)	(22)	(5)
Income tax expense recognized in the consolidated statement of profit and loss	(597)
Netherlands
Notes to consolidated statement of profit and loss and other comprehensive income
Effect of tax losses carried forward not recognized		(5,551)	(3,601)
Effect of usage of tax losses carried forward not previously recognized	19,378
Belgium
Notes to consolidated statement of profit and loss and other comprehensive income
Effect of tax losses carried forward not recognized	(27,413)		€ (301)
Effect of usage of tax losses carried forward not previously recognized		€ 195
Effect of change in corporate tax rate on deferred tax asset not previously recognized (Belgium)	€ 373